SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 2,510	$ 2,060	$ 2,172
Professional fees	1,142	1,298	1,144
Insurance	221	210	154
Depreciation	27	29	30
Other	535	440	484
General and administrative expenses	$ 4,435	$ 4,037	$ 3,984